Distribution Date:	04/12/22	CFCRE 2016-C7 Mortgage Trust
Determination Date:	04/06/22
Next Distribution Date:	05/12/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2016-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		James Buccola		james.buccola@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532BAA5	1.971300%	20,266,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532BAC1	3.585300%	184,000,000.00	177,238,244.15	1,290,673.11	529,543.56	0.00	0.00	1,820,216.67	175,947,571.04	30.17%	30.00%
A-SB	12532BAB3	3.643600%	28,337,000.00	26,896,676.70	2,037,109.70	81,667.28	0.00	0.00	2,118,776.98	24,859,567.00	30.17%	30.00%
A-3	12532BAD9	3.838500%	224,436,000.00	224,436,000.00	0.00	717,914.66	0.00	0.00	717,914.66	224,436,000.00	30.17%	30.00%
A-M	12532BAE7	4.161500%	42,439,000.00	42,439,000.00	0.00	147,174.92	0.00	0.00	147,174.92	42,439,000.00	23.20%	23.50%
B	12532BAF4	4.467829%	35,095,000.00	35,095,000.00	0.00	130,665.39	0.00	0.00	130,665.39	35,095,000.00	17.44%	18.13%
C	12532BAG2	4.548229%	32,645,000.00	32,645,000.00	0.00	123,730.78	0.00	0.00	123,730.78	32,645,000.00	12.08%	13.13%
D	12532BAL1	4.548229%	35,094,000.00	35,094,000.00	0.00	133,012.96	0.00	0.00	133,012.96	35,094,000.00	6.31%	7.75%
E	12532BAN7	3.456000%	16,323,000.00	16,323,000.00	0.00	47,010.24	0.00	0.00	47,010.24	16,323,000.00	3.63%	5.25%
F	12532BAQ0	3.456000%	7,346,000.00	7,346,000.00	0.00	21,156.48	0.00	0.00	21,156.48	7,346,000.00	2.43%	4.13%
G*	12532BAS6	3.456000%	26,932,725.00	14,777,634.64	0.00	32,457.94	0.00	0.00	32,457.94	14,777,634.64	0.00%	0.00%
V	12532BBC0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532BBE6	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			652,913,725.02	612,290,555.49	3,327,782.81	1,964,334.21	0.00	0.00	5,292,117.02	608,962,772.68

X-A	12532BAH0	0.826673%	457,039,000.00	428,570,920.85	0.00	295,240.12	0.00	0.00	295,240.12	425,243,138.04
X-B	12532BAJ6	0.248072%	77,534,000.00	77,534,000.00	0.00	16,028.36	0.00	0.00	16,028.36	77,534,000.00
X-E	12532BAW7	1.092229%	16,323,000.00	16,323,000.00	0.00	14,857.05	0.00	0.00	14,857.05	16,323,000.00
X-F	12532BAY3	1.092229%	7,346,000.00	7,346,000.00	0.00	6,686.26	0.00	0.00	6,686.26	7,346,000.00
X-G	12532BBA4	1.092229%	26,932,725.00	14,777,634.64	0.00	13,450.47	0.00	0.00	13,450.47	14,777,634.64
Notional SubTotal			585,174,725.00	544,551,555.49	0.00	346,262.26	0.00	0.00	346,262.26	541,223,772.68

Deal Distribution Total					3,327,782.81	2,310,596.47	0.00	0.00	5,638,379.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532BAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532BAC1	963.25132690	7.01452777	2.87795413	0.00000000	0.00000000	0.00000000	0.00000000	9.89248190	956.23679913
A-SB	12532BAB3	949.17163779	71.88868617	2.88200162	0.00000000	0.00000000	0.00000000	0.00000000	74.77068779	877.28295162
A-3	12532BAD9	1,000.00000000	0.00000000	3.19875002	0.00000000	0.00000000	0.00000000	0.00000000	3.19875002	1,000.00000000
A-M	12532BAE7	1,000.00000000	0.00000000	3.46791677	0.00000000	0.00000000	0.00000000	0.00000000	3.46791677	1,000.00000000
B	12532BAF4	1,000.00000000	0.00000000	3.72319105	0.00000000	0.00000000	0.00000000	0.00000000	3.72319105	1,000.00000000
C	12532BAG2	1,000.00000000	0.00000000	3.79019084	0.00000000	0.00000000	0.00000000	0.00000000	3.79019084	1,000.00000000
D	12532BAL1	1,000.00000000	0.00000000	3.79019092	0.00000000	0.00000000	0.00000000	0.00000000	3.79019092	1,000.00000000
E	12532BAN7	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
F	12532BAQ0	1,000.00000000	0.00000000	2.88000000	0.00000000	0.00000000	0.00000000	0.00000000	2.88000000	1,000.00000000
G	12532BAS6	548.68694646	0.00000000	1.20514875	0.37506973	19.78813098	0.00000000	0.00000000	1.20514875	548.68694646
V	12532BBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532BBE6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532BAH0	937.71192579	0.00000000	0.64598452	0.00000000	0.00000000	0.00000000	0.00000000	0.64598452	930.43074670
X-B	12532BAJ6	1,000.00000000	0.00000000	0.20672686	0.00000000	0.00000000	0.00000000	0.00000000	0.20672686	1,000.00000000
X-E	12532BAW7	1,000.00000000	0.00000000	0.91019114	0.00000000	0.00000000	0.00000000	0.00000000	0.91019114	1,000.00000000
X-F	12532BAY3	1,000.00000000	0.00000000	0.91019058	0.00000000	0.00000000	0.00000000	0.00000000	0.91019058	1,000.00000000
X-G	12532BBA4	548.68694646	0.00000000	0.49940992	0.00000000	0.00000000	0.00000000	0.00000000	0.49940992	548.68694646

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/22 - 03/30/22	30	0.00	529,543.56	0.00	529,543.56	0.00	0.00	0.00	529,543.56	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	81,667.28	0.00	81,667.28	0.00	0.00	0.00	81,667.28	0.00
A-3	03/01/22 - 03/30/22	30	0.00	717,914.66	0.00	717,914.66	0.00	0.00	0.00	717,914.66	0.00
X-A	03/01/22 - 03/30/22	30	0.00	295,240.12	0.00	295,240.12	0.00	0.00	0.00	295,240.12	0.00
X-B	03/01/22 - 03/30/22	30	0.00	16,028.36	0.00	16,028.36	0.00	0.00	0.00	16,028.36	0.00
X-E	03/01/22 - 03/30/22	30	0.00	14,857.05	0.00	14,857.05	0.00	0.00	0.00	14,857.05	0.00
X-F	03/01/22 - 03/30/22	30	0.00	6,686.26	0.00	6,686.26	0.00	0.00	0.00	6,686.26	0.00
X-G	03/01/22 - 03/30/22	30	0.00	13,450.47	0.00	13,450.47	0.00	0.00	0.00	13,450.47	0.00
A-M	03/01/22 - 03/30/22	30	0.00	147,174.92	0.00	147,174.92	0.00	0.00	0.00	147,174.92	0.00
B	03/01/22 - 03/30/22	30	0.00	130,665.39	0.00	130,665.39	0.00	0.00	0.00	130,665.39	0.00
C	03/01/22 - 03/30/22	30	0.00	123,730.78	0.00	123,730.78	0.00	0.00	0.00	123,730.78	0.00
D	03/01/22 - 03/30/22	30	0.00	133,012.96	0.00	133,012.96	0.00	0.00	0.00	133,012.96	0.00
E	03/01/22 - 03/30/22	30	0.00	47,010.24	0.00	47,010.24	0.00	0.00	0.00	47,010.24	0.00
F	03/01/22 - 03/30/22	30	0.00	21,156.48	0.00	21,156.48	0.00	0.00	0.00	21,156.48	0.00
G	03/01/22 - 03/30/22	30	522,846.64	42,559.59	0.00	42,559.59	10,101.65	0.00	0.00	32,457.94	532,948.29
Totals			522,846.64	2,320,698.12	0.00	2,320,698.12	10,101.65	0.00	0.00	2,310,596.47	532,948.29

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	Additional Information
Total Available Distribution Amount (1)	5,638,379.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,336,612.11	Master Servicing Fee	9,112.26
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,845.43
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	263.63
ARD Interest	0.00	Operating Advisor Fee	1,492.27
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	200.36
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,336,612.11	Total Fees	15,913.95

Principal		Expenses/Reimbursements
Scheduled Principal	368,387.68	Reimbursement for Interest on Advances	(82.09)
Unscheduled Principal Collections		ASER Amount	14,338.21
Principal Prepayments	2,959,395.13	Special Servicing Fees (Monthly)	(4,154.49)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	3,327,782.81	Total Expenses/Reimbursements	10,101.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,310,596.47
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	3,327,782.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,638,379.28
Total Funds Collected	5,664,394.92	Total Funds Distributed	5,664,394.86

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	612,290,555.49	612,290,555.49	Beginning Certificate Balance	612,290,555.49
(-) Scheduled Principal Collections	368,387.68	368,387.68	(-) Principal Distributions	3,327,782.81
(-) Unscheduled Principal Collections	2,959,395.13	2,959,395.13	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	608,962,772.68	608,962,772.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	612,413,877.59	612,413,877.59	Ending Certificate Balance	608,962,772.68
Ending Actual Collateral Balance	609,029,171.23	609,029,171.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.55%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	20,336,570.82	3.34%	55	4.9440	NAP	Defeased	3	20,336,570.82	3.34%	55	4.9440	NAP
	9,999,999 or less	12	54,425,794.79	8.94%	55	4.5174	2.150844	1.39 or less	9	211,048,673.06	34.66%	55	4.9208	0.811478
10,000,000 to 19,999,999		9	135,987,672.88	22.33%	55	4.4896	1.478706	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999		5	110,912,014.68	18.21%	55	4.6162	1.628619	1.45 to 1.54	6	53,117,818.65	8.72%	55	4.6358	1.510388
30,000,000 to 39,999,999		4	129,322,579.83	21.24%	56	4.4555	1.570902	1.55 to 1.99	5	99,336,242.48	16.31%	56	4.4313	1.620511
	40,000,000 or greater	3	157,978,139.68	25.94%	55	4.1113	1.754726	2.00 to 2.49	8	131,933,467.67	21.67%	55	4.1852	2.106244
	Totals	36	608,962,772.68	100.00%	55	4.4249	1.655882	2.50 or greater	5	93,190,000.00	15.30%	55	3.4010	3.098966
								Totals	36	608,962,772.68	100.00%	55	4.4249	1.655882
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	20,336,570.82	3.34%	55	4.9440	NAP	Washington	1	50,000,000.00	8.21%	55	3.6739	2.510000
Arkansas	1	8,439,777.76	1.39%	56	4.8835	1.820000	Wyoming	2	3,731,323.75	0.61%	56	5.3510	1.510000
California	5	69,319,226.63	11.38%	54	4.2320	1.646969	Totals	59	608,962,772.68	100.00%	55	4.4249	1.655882
Florida	1	3,221,021.00	0.53%	56	4.5930	2.020000
									Property Type³
Georgia	2	18,538,811.29	3.04%	56	5.4138	1.352694
Hawaii	1	56,625,000.00	9.30%	55	4.1995	1.210000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	22,250,000.00	3.65%	55	4.1433	2.394607		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	1	3,681,995.34	0.60%	56	5.6890	1.280000	Defeased	3	20,336,570.82	3.34%	55	4.9440	NAP
Kentucky	3	10,102,537.34	1.66%	56	4.9925	1.750298	Industrial	7	53,640,827.87	8.81%	56	5.1713	0.834826
Louisiana	1	3,294,378.00	0.54%	56	4.5930	2.020000	Lodging	4	119,695,110.85	19.66%	54	4.6539	0.737355
Maryland	1	13,138,691.10	2.16%	56	5.0560	(1.200000)	Mixed Use	5	66,403,000.47	10.90%	55	4.4988	1.497651
Massachusetts	1	6,511,442.39	1.07%	56	5.3630	1.260000	Mobile Home Park	1	4,641,556.22	0.76%	56	5.3359	1.480000
Michigan	3	6,190,290.99	1.02%	56	4.7905	2.316659	Multi-Family	5	71,818,897.10	11.79%	56	4.7958	1.523112
Minnesota	2	6,815,064.00	1.12%	56	4.5930	2.020000	Office	3	55,914,018.49	9.18%	55	3.8022	2.399999
Missouri	4	13,557,953.00	2.23%	56	4.5930	2.020000	Retail	31	216,512,790.86	35.55%	55	4.0603	2.291798
Nebraska	1	3,300,349.00	0.54%	56	4.5930	2.020000	Totals	59	608,962,772.68	100.00%	55	4.4249	1.655882
New Jersey	1	51,353,139.68	8.43%	56	4.4398	1.620000
New York	2	64,366,604.83	10.57%	55	4.6330	0.862901
North Carolina	1	20,384,279.39	3.35%	53	4.6400	0.450000
Ohio	4	22,372,278.10	3.67%	56	5.5581	1.334687
Pennsylvania	2	21,904,978.24	3.60%	56	4.9489	1.447206
South Dakota	2	6,408,518.00	1.05%	56	4.5930	2.020000
Tennessee	6	19,938,150.00	3.27%	56	4.5930	2.020000
Texas	5	42,680,392.03	7.01%	55	4.4249	1.491277
Virginia	1	40,500,000.00	6.65%	55	2.9882	3.830000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	20,336,570.82	3.34%	55	4.9440	NAP	Defeased	3	20,336,570.82	3.34%	55	4.9440	NAP
	3.7499% or less	6	131,500,000.00	21.59%	55	3.4356	2.776236	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	7	137,264,618.86	22.54%	55	4.1429	1.572629	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	6	139,410,886.74	22.89%	56	4.5406	1.664086	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	7	102,638,847.33	16.85%	56	5.0122	0.686316	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.7499%	6	76,073,548.07	12.49%	55	5.4699	1.224589	49 months or greater	33	588,626,201.86	96.66%	55	4.4070	1.663436
	5.7500% or greater	1	1,738,300.86	0.29%	56	5.7650	1.500000	Totals	36	608,962,772.68	100.00%	55	4.4249	1.655882
	Totals	36	608,962,772.68	100.00%	55	4.4249	1.655882
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	20,336,570.82	3.34%	55	4.9440	NAP	Defeased	3	20,336,570.82	3.34%	55	4.9440	NAP
	112 months or less	33	588,626,201.86	96.66%	55	4.4070	1.663436	Interest Only	16	329,720,975.00	54.14%	55	3.9964	2.139976
	113 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	17	258,905,226.86	42.52%	55	4.9299	1.056553
	Totals	36	608,962,772.68	100.00%	55	4.4249	1.655882	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	608,962,772.68	100.00%	55	4.4249	1.655882
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	20,336,570.82	3.34%	55	4.9440	NAP				None
Underwriter's Information		5	118,708,109.92	19.49%	56	4.9871	1.676971
	12 months or less	26	447,186,768.19	73.43%	55	4.2558	1.630678
	13 months to 24 months	2	22,731,323.75	3.73%	55	4.3513	2.237190
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	608,962,772.68	100.00%	55	4.4249	1.655882
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30312004	LO	Honolulu	HI	Actual/360	4.199%	204,769.37	0.00	0.00	N/A	11/01/26	--	56,625,000.00	56,625,000.00	04/01/22
2	30312011	MF	Jersey City	NJ	Actual/360	4.440%	196,632.88	78,627.09	0.00	N/A	12/06/26	--	51,431,766.77	51,353,139.68	04/06/22
3	30311997	OF	Kirkland	WA	Actual/360	3.674%	158,181.81	0.00	0.00	N/A	11/06/26	--	50,000,000.00	50,000,000.00	03/06/22
04A2B	30312005	RT	Fresno	CA	Actual/360	3.587%	111,197.00	0.00	0.00	N/A	11/01/26	--	36,000,000.00	36,000,000.00	04/01/22
04A2D	30312006				Actual/360	3.587%	15,444.03	0.00	0.00	N/A	11/01/26	--	5,000,000.00	5,000,000.00	04/01/22
05A2	30312007	RT	Woodbridge	VA	Actual/360	2.988%	51,463.67	0.00	0.00	N/A	11/01/26	--	20,000,000.00	20,000,000.00	04/01/22
05A3	30312008				Actual/360	2.988%	32,808.09	0.00	0.00	N/A	11/01/26	--	12,750,000.00	12,750,000.00	04/01/22
05A8	30312009				Actual/360	2.988%	19,942.17	0.00	0.00	N/A	11/01/26	--	7,750,000.00	7,750,000.00	04/01/22
06A2	30297936	MU	New York	NY	Actual/360	4.127%	53,300.63	0.00	0.00	N/A	11/06/26	--	15,000,000.00	15,000,000.00	04/06/22
06A4	30297938				Actual/360	4.127%	67,514.13	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	04/06/22
7	30312012	RT	Various	Various	Actual/360	4.593%	129,995.83	0.00	0.00	12/01/26	12/01/31	--	32,868,038.00	32,868,038.00	04/01/22
8	30312013	IN	Various	Various	Actual/360	5.363%	135,841.49	42,410.96	0.00	N/A	12/06/26	--	29,414,769.97	29,372,359.01	04/06/22
9	30311998	LO	New York	NY	Actual/360	5.200%	135,974.91	0.00	0.00	N/A	12/06/26	--	30,366,604.83	30,366,604.83	03/06/22
10	30312014	RT	Various	Various	Actual/360	4.593%	119,000.30	0.00	0.00	12/01/26	12/01/31	--	30,087,937.00	30,087,937.00	04/01/22
11	30312015	RT	Richardson	TX	Actual/360	4.045%	72,199.04	38,204.01	0.00	N/A	11/01/26	--	20,727,822.87	20,689,618.86	04/01/22
12	30312016	LO	Charlotte	NC	Actual/360	4.640%	81,583.57	34,299.90	0.00	N/A	09/01/26	--	20,418,579.29	20,384,279.39	04/01/22
13	30312017	MF	Various	Various	Actual/360	5.689%	100,394.70	27,719.78	0.00	N/A	12/06/26	--	20,493,477.20	20,465,757.42	04/06/22
14	30312018	RT	Chicago	IL	Actual/360	4.155%	67,980.42	0.00	0.00	N/A	11/06/26	--	19,000,000.00	19,000,000.00	04/06/22
15	30297981	MU	Bethlehem	PA	Actual/360	4.810%	68,028.41	21,267.49	0.00	N/A	12/06/26	--	16,424,267.96	16,403,000.47	04/06/22
16	30312019	MU	Venice	CA	Actual/360	4.971%	68,489.33	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	04/06/22
17	30297980	RT	Lubbock	TX	Actual/360	4.974%	53,112.05	23,428.14	0.00	N/A	12/06/26	--	12,400,182.82	12,376,754.68	04/06/22
18	30312010	LO	Los Angeles	CA	Actual/360	5.419%	57,571.80	18,395.05	0.00	N/A	05/06/26	--	12,337,621.68	12,319,226.63	04/06/22
19	30312020	IN	Rockville	MD	Actual/360	5.056%	57,264.11	14,048.80	0.00	N/A	12/06/26	--	13,152,739.90	13,138,691.10	04/06/21
20	30312021	IN	Spring Valley	CA	Actual/360	4.985%	42,476.75	13,257.40	0.00	N/A	12/01/26	--	9,895,253.22	9,881,995.82	04/01/22
21	30297969	IN	Jonesboro	AR	Actual/360	4.883%	35,536.57	10,774.57	0.00	N/A	12/06/26	--	8,450,552.33	8,439,777.76	04/06/22
23	30311999	OF	Cleveland	OH	Actual/360	4.840%	28,964.00	7,850.83	0.00	N/A	11/06/26	--	6,950,225.10	6,942,374.27	04/06/22
25	30312023	RT	Brunswick	GA	Actual/360	5.533%	26,448.22	7,743.45	0.00	N/A	12/06/26	--	5,551,068.49	5,543,325.04	04/06/22
26	30312001	OF	Various	TX	Actual/360	4.887%	24,915.51	6,615.73	0.00	N/A	11/06/26	--	5,920,634.22	5,914,018.49	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	30297972	MH	Buckeye Lake	OH	Actual/360	5.336%	21,355.72	6,242.32	0.00	N/A	12/06/26	--	4,647,798.54	4,641,556.22	04/06/22
29	30312024	RT	Rock Springs	WY	Actual/360	5.351%	17,218.10	5,400.18	0.00	N/A	12/06/26	--	3,736,723.93	3,731,323.75	04/06/22
30	30312025	RT	Austin	TX	Actual/360	3.974%	12,661.61	0.00	0.00	N/A	11/01/26	--	3,700,000.00	3,700,000.00	04/01/22
31	30312026	RT	Brooksville	FL	Actual/360	5.035%	15,248.18	4,693.44	0.00	N/A	11/06/26	--	3,516,894.17	3,512,200.73	04/06/22
32	30312027	RT	Oswego	IL	Actual/360	4.075%	11,404.34	0.00	0.00	N/A	11/01/26	--	3,250,000.00	3,250,000.00	04/01/22
33	30297984	RT	Collinsville	IL	Actual/360	5.773%	14,711.73	2,959,395.13	0.00	N/A	12/06/26	--	2,959,395.13	0.00	04/06/22
34	30312028	IN	Holland	MI	Actual/360	4.544%	10,525.67	0.00	0.00	N/A	12/06/26	--	2,690,000.00	2,690,000.00	04/06/22
35	30312003	RT	Adrian	MI	Actual/360	4.465%	7,815.00	5,089.65	0.00	N/A	11/06/26	--	2,032,582.32	2,027,492.67	03/06/22
36	30312029	RT	New Philadelphia	OH	Actual/360	5.765%	8,640.97	2,318.89	0.00	N/A	12/06/26	--	1,740,619.75	1,738,300.86	04/06/22
Totals							2,336,612.11	3,327,782.81	0.00				612,290,555.49	608,962,772.68
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(9,944,765.15)	76,563,485.71	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,916,089.87	5,409,282.56	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,199,353.00	6,826,476.21	01/01/21	12/31/21	--	0.00	0.00	157,213.06	157,213.06	0.00	0.00
04A2B	22,081,820.36	25,392,352.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2D	22,081,820.36	25,392,352.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A2	36,932,274.66	35,402,604.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A3	36,932,274.66	35,402,604.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
05A8	36,932,274.66	35,402,604.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
06A2	14,749,089.10	14,811,885.32	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
06A4	14,749,089.10	14,811,885.32	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,080,640.00	3,079,680.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,121,264.00	3,121,264.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(914,394.07)	219,982.01	01/01/21	09/30/21	09/08/20	0.00	0.00	1,213,463.57	1,213,463.57	0.00	0.00
10	2,819,520.00	2,819,840.01	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,037,460.87	2,197,189.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	401,103.53	857,522.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,481,932.26	2,188,404.76	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,914,759.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,663,690.01	1,671,223.30	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	684,102.50	1,104,470.69	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,423,041.99	1,182,833.20	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,268,598.53	3,014,041.18	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(1,106,111.12)	(722,993.59)	01/01/21	12/31/21	02/07/22	3,296,539.24	41,627.06	56,535.59	695,299.28	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,047,986.34	1,056,050.34	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	543,542.91	700,405.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	579,030.00	587,900.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	304,569.66	502,802.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	434,780.99	463,249.48	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	367,257.93	362,039.77	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	382,099.50	352,099.53	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	337,106.42	121,535.37	01/01/21	12/31/21	02/07/22	0.00	0.00	0.00	0.00	0.00	0.00
34	417,607.00	420,263.00	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	336,824.96	336,736.00	01/01/21	12/31/21	--	0.00	0.00	12,777.75	12,777.75	0.00	0.00
36	211,456.72	209,541.70	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	212,467,190.55	301,261,613.40				3,296,539.24	41,627.06	1,439,989.97	2,078,753.66	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
33	30297984	2,959,395.13	Payoff Prior to Maturity	0.00	0.00
Totals		2,959,395.13		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/12/22	0	0.00	0	0.00	1	13,138,691.10	1	0.00	0	0.00	0	0.00	0	0.00	1	2,959,395.13	4.424916%	4.394679%	55
03/11/22	0	0.00	0	0.00	2	16,112,135.03	1	2,959,395.13	0	0.00	0	0.00	0	0.00	0	0.00	4.431695%	4.401512%	56
02/11/22	0	0.00	0	0.00	2	16,136,984.79	1	2,964,731.14	0	0.00	1	30,366,604.83	0	0.00	0	0.00	4.432049%	4.401864%	57
01/12/22	0	0.00	0	0.00	3	46,265,077.60	1	2,968,621.53	0	0.00	0	0.00	0	0.00	0	0.00	4.431992%	4.401812%	58
12/10/21	0	0.00	0	0.00	3	46,318,031.13	1	2,972,492.67	0	0.00	0	0.00	0	0.00	0	0.00	4.432300%	4.402117%	59
11/15/21	0	0.00	0	0.00	3	46,361,781.00	1	2,976,819.67	0	0.00	0	0.00	0	0.00	0	0.00	4.432624%	4.402438%	60
10/13/21	0	0.00	0	0.00	3	46,400,518.11	1	2,980,650.26	0	0.00	0	0.00	0	0.00	1	1,599,925.09	4.432904%	4.402717%	61
09/13/21	0	0.00	0	0.00	3	46,443,908.22	1	2,984,938.20	0	0.00	1	16,000,000.00	0	0.00	0	0.00	4.437716%	4.407505%	62
08/12/21	0	0.00	0	0.00	3	46,482,275.25	1	2,988,728.63	0	0.00	0	0.00	0	0.00	0	0.00	4.437994%	4.407782%	63
07/12/21	0	0.00	1	13,200,000.00	2	33,320,469.39	1	2,992,500.31	0	0.00	0	0.00	0	0.00	0	0.00	4.438270%	4.408057%	64
06/11/21	1	13,200,000.00	0	0.00	2	33,363,336.34	0	0.00	0	0.00	1	16,000,000.00	0	0.00	0	0.00	4.438577%	4.408363%	65
05/12/21	0	0.00	0	0.00	2	33,401,165.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.438850%	4.408635%	66
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
3	30311997	03/06/22	0	A	157,213.06	157,213.06	0.00		50,000,000.00
9	30311998	03/06/22	0	A	1,213,463.57	1,213,463.57	0.00		30,366,604.83	06/10/20	8
19	30312020	04/06/21	11	6	56,535.59	695,299.28	193,320.43		13,200,000.00	07/12/21	13
35	30312003	03/06/22	0	A	12,777.75	12,777.75	0.00		2,032,582.32
Totals					1,439,989.97	2,078,753.66	193,320.43		95,599,187.15
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		546,006,798	532,868,107	13,138,691		0
> 60 Months		62,955,975	62,955,975		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	608,962,773	595,824,082	0	0	13,138,691	0
Mar-22	612,290,555	596,178,420	0	0	16,112,135	0
Feb-22	612,766,815	596,629,830	0	0	16,136,985	0
Jan-22	612,879,188	566,614,111	0	0	46,265,078	0
Dec-21	613,281,525	566,963,494	0	0	46,318,031	0
Nov-21	613,706,175	567,344,394	0	0	46,361,781	0
Oct-21	614,077,030	567,676,512	0	0	46,400,518	0
Sep-21	616,082,409	569,638,501	0	0	46,443,908	0
Aug-21	616,451,788	569,969,513	0	0	46,482,275	0
Jul-21	616,819,575	570,299,105	0	13,200,000	33,320,469	0
Jun-21	617,222,403	570,659,066	13,200,000	0	33,363,336	0
May-21	617,586,865	584,185,699	0	0	33,401,165	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	30311998	30,366,604.83	30,366,604.83		--	115,480.18	0.06000	09/30/21	12/06/26	295
19	30312020	13,138,691.10	13,200,000.00		--	(784,743.59)	(1.20000)	12/31/21	12/06/26	295
33	30297984	0.00	-		--	86,855.37	0.39000	12/31/21	12/06/26	295
Totals		43,505,295.93	43,566,604.83			(582,408.04)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	30311998	LO	NY	06/10/20	8
Special Servicer comments are not available for this cycle.

19	30312020	IN	MD	07/12/21	13

3/28/22 - The subject loan transferred to special servicing on 7/12/2021. The loan is collateralized by a 95,000 sf vacant flex office building in Rockville, MD. The sole tenant, Kirlin Industries, vacated the property. A receiver was appointed on

2/18/22 . A possible tenant has been located and tenant is seeking final internal approvals for the lease terms that have been negotiate

33	30297984	RT	IL	11/01/19	8

3/01/22 – Loan transferred to Special Servicing on 11/1/19 for non-monetary default. Collateral is a 67,807 SF retail center located in Collinsville, IL, ~17 miles NE of St. Louis CBD. Borrower failed to comply with the lockbox activation after a failed DSCR test (1.20x) based on the YE 2018 financials and 1Q19 DSCR test (1.07x) that triggered the springing cash sweeps. Lockbox springs if DSCR is less than 1.25x, and cash sweep triggers if DSCR is less than 1.20x. Borrower had also failed to provide 2Q and 3Q 2019 financial reporting. Borrower has since submitted the missing financials and cash management accounts have been set up, but a true up payment has not been paid and not all tenants are paying directly into the Lockbox appropriately. There are also outstanding deferred maintenance and incomplete Required Repairs pending from loan origination. Borrower also entered into a lease and subsequent amendment without Lender consent. The

Loan is currently past due for the December 2020 payment. Borrower indicated their intention to bring current but wanted waiver of default interest and fees, which was not approved. The Loan has been accelerated and foreclosure filed. A

Receiver order was signed by the judge, but before it was entered into the docket , the Borrower filed Chapter 11 on 2/28/21. Settlement negotiations are ongoing and a BK plan has not been filed yet. Certain post BK protection payments that have been made into the DACA that are to be credited to the amounts due. The Note has also been listed for sale on Ten-X with a 3/16/22 auction date.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
06A2	30297936	15,000,000.00	4.12650%	15,000,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
06A4	30297938	19,000,000.00	4.12650%	19,000,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
9	30311998	0.00	5.20000%	0.00	5.20000%	8	12/14/21	12/15/21	02/04/22
12	30312016	21,107,183.17	4.64000%	21,107,183.17	4.64000%	8	07/13/20	08/01/20	07/16/20
16	30312019	16,000,000.00	4.97100%	16,000,000.00	4.97100%	10	07/23/20	07/21/20	07/31/20
16	30312019	0.00	4.97100%	0.00	4.97100%	8	03/02/21	02/05/21	03/22/21
16	30312019	0.00	4.97100%	0.00	4.97100%	8	07/30/21	07/30/21	08/09/21
Totals		71,107,183.17		71,107,183.17
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
22	30312022 09/12/18	7,418,280.88	6,400,000.00	5,336,874.89	884,301.91	5,336,874.89	4,452,572.98	2,965,707.90	0.00	42,771.72	2,922,936.18	38.33%
24	30312000 03/12/21	6,080,609.36	0.00	1,477,642.71	1,069,210.88	1,477,642.71	408,431.83	5,672,177.53	0.00	(27,095.81)	5,699,273.34	85.92%
27	30312002 03/12/21	4,930,038.11	0.00	2,083,161.77	684,470.49	2,083,161.77	1,398,691.28	3,531,346.84	0.00	(1,534.00)	3,532,880.84	65.69%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		18,428,928.35	6,400,000.00	8,897,679.37	2,637,983.28	8,897,679.37	6,259,696.09	12,169,232.27	0.00	14,141.91	12,155,090.36

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
22	30312022	12/10/21	0.00	0.00	2,922,936.18	0.00	0.00	(53,333.19)	0.00	0.00	2,922,936.18
		10/13/20	0.00	0.00	2,976,269.37	0.00	0.00	4,724.50	0.00	0.00
		09/14/20	0.00	0.00	2,971,544.87	0.00	0.00	1,442.00	0.00	0.00
		03/12/20	0.00	0.00	2,970,102.87	0.00	0.00	269.95	0.00	0.00
		01/11/19	0.00	0.00	2,969,832.92	0.00	0.00	1,375.00	0.00	0.00
		11/13/18	0.00	0.00	2,968,457.92	0.00	0.00	2,750.02	0.00	0.00
		09/12/18	0.00	0.00	2,965,707.90	0.00	0.00	2,965,707.90	0.00	0.00
24	30312000	03/11/22	0.00	0.00	5,699,273.34	0.00	0.00	27,095.81	0.00	0.00	5,699,273.34
		03/12/21	0.00	0.00	5,672,177.53	0.00	0.00	5,672,177.53	0.00	0.00
27	30312002	03/11/22	0.00	0.00	3,532,880.84	0.00	0.00	1,534.00	0.00	0.00	3,532,880.84
		03/12/21	0.00	0.00	3,531,346.84	0.00	0.00	3,531,346.84	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,155,090.36	0.00	0.00	12,155,090.36	0.00	0.00	12,155,090.36

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	6,326.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	38.52	0.00	0.00	0.00
19	0.00	0.00	2,831.49	0.00	0.00	14,338.21	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	(13,312.36)	0.00	0.00	0.00	0.00	0.00	(120.61)	0.00	0.00	0.00
Total	0.00	0.00	(4,154.49)	0.00	0.00	14,338.21	0.00	0.00	(82.09)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,101.63

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Supplemental Notes
None

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